COMMITMENTS	12 Months Ended
Dec. 31, 2021
Commitments [Abstract]
COMMITMENTS	COMMITMENTS
     Arrangements with key suppliers
    From time to time, in the ordinary course of business, the Group enters into various arrangements with key third party suppliers in order to establish strategic and technological advantages. A limited number of these arrangements contain unconditional purchase obligations to purchase a fixed or minimum quantity of goods and/or services with fixed and determinable price provisions.
    Arrangements with sponsors
    Certain of the Group’s sponsorship contracts include terms whereby the Group is obligated to purchase a minimum quantity of goods and/or services from its sponsors.
    Future minimum purchase obligations under these supplier and sponsorship arrangements at December 31, 2021 were as follows:

	At December 31, 2021
	Due within one year	Due between one and three years	Due between three and five years	Due beyond five years	Total
	(€ thousand)
Minimum purchase obligations	79,986	60,597	15,225	500	156,308
    Non-cancellable lease agreements
    The future aggregate minimum lease payments under non-cancellable leases, primarily relating to the lease of stores and industrial buildings, are as follows:

	At December 31, 2021
	Due within one year	Due between one and three years	Due between three and five years	Due beyond five years	Total
	(€ thousand)
Future minimum lease payments under lease agreements	14,629	19,275	12,433	11,260	57,597